SUBSEQUENT EVENTS (Details) - USD ($) shares in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016
Subsequent Event [Line Items]
Loss on termination			$ (2,379,000)	$ (89,000)	$ 0
Senior unsecured facility $275.0 million [Member]
Subsequent Event [Line Items]
Principal amount						$ 275,000,000.0
Subsequent Event [Member] | Ship Finance International Limited [Member] | Front Circassia [Member]
Subsequent Event [Line Items]
Related party, Lease termination payments paid	$ 8,900,000
Capital lease obligations incurred	20,600,000
Subsequent Event [Member] | Senior unsecured facility $275.0 million [Member]
Subsequent Event [Line Items]
Principal amount	$ 275,000,000.0
Loan facility extended period	12 months
Scenario, Forecast [Member] | Subsequent Event [Member] | Ship Finance International Limited [Member] | Front Circassia [Member]
Subsequent Event [Line Items]
Loss on termination		$ 5,500,000
DHT Holdings [Member]
Subsequent Event [Line Items]
available for sale securities, number of equity securities disposed			6.2
Proceeds from Sale and Maturity of Marketable Securities			$ 27,400,000
DHT Holdings [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
available for sale securities, number of equity securities disposed		4.7
Proceeds from Sale and Maturity of Marketable Securities		$ 17,800,000